Exeter  Insurance  Fund,  Inc.

Small  Cap  Portfolio
Equity  Portfolio
Bond  Portfolio

Final  Report
March  22,  2000

Small  Cap  Portfolio Performance  Update  as  of  March  22,  2000

Small  Cap  Portfolio

                                  Total  Return
Through     Growth  of  $10,000                  Average
03/22/00     Investment           Cumulative     Annual

One  Year     $11,690             16.90%         16.90%
Inception  1  $12,340             23.40%          6.40%


Standard  &  Poor's  (S&P)  500  Total  Return  Index  2

                                 Total  Return
Through     Growth  of  $10,000                  Average
03/22/00     Investment           Cumulative     Annual

One  Year     $11,715              17.15%        17.15%
Inception  1  $22,714             127.14%        27.46%



[graphic]
[line  chart]

Data  for  line  chart  to  follow:



Date      Small Cap Portfolio  S&P 500 Total Return Index
11/01/96               10,000                      10,000
12/31/96               10,720                      10,542
12/31/97               12,138                      14,057
12/31/98               10,781                      18,076
12/31/99               11,708                      21,879
03/22/00               12,340                      22,714




1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolios' performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Equity  Portfolio  Performance  Update  as  of  March  22,  2000

Equity  Portfolio

                                 Total  Return
Through     Growth  of  $10,000                 Average
03/22/00     Investment          Cumulative     Annual

One  Year     $13,151             31.51%         31.51%
Inception  1  $18,537             85.37%         19.96%


Standard  &  Poor's  (S&P)  500  Total  Return  Index  2

                                 Total  Return
Through     Growth  of  $10,000                 Average
03/22/00     Investment          Cumulative     Annual

One  Year     $11,715              17.15%         17.15%
Inception  1  $22,714             127.14%         27.46%



[graphic]
[line  chart]

Data  for  line  chart  to  follow:



Date      Equity Portfolio  S&P 500 Total Return Index
11/01/96            10,000                      10,000
12/31/96            10,560                      10,542
12/31/97            12,826                      14,057
12/31/98            13,299                      18,076
12/31/99            19,052                      21,879
03/22/00            18,537                      22,714




1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolios' performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Bond  Portfolio  Performance  Update  as  of  March  22,  2000

Bond  Portfolio

                                 Total  Return
Through     Growth  of  $10,000                 Average
03/22/00     Investment          Cumulative     Annual

One  Year     $10,024              0.24%          0.24%
Inception  1  $11,775             17.75%          4.94%


Merrill  Lynch  Corporate/Government  Bond  Index  2

                                 Total  Return
Through     Growth  of  $10,000                  Average
03/22/00     Investment           Cumulative     Annual

One  Year     $10,147               1.47%        1.47%
Inception  1  $12,149              21.49%       5.72%



[graphic]
[line  chart]

Data  for  line  chart  to  follow:



                                    Merrill Lynch Corporate /
Date           Bond Portfolio        Government Bond Index
11/01/96                     10,000                 10,000
12/31/96                      9,940                 10,076
12/31/97                     10,915                 11,061
12/31/98                     11,969                 12,115
12/31/99                     11,570                 11,866
03/22/00                     11,775                 12,149




1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolios' performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 6,731 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Portfolio returns, do not reflect any fees or expenses.

Investment  Portfolio  -  March  22,  2000


Small  Cap,  Equity  and  Bond  Portfolios

Note: Shares of the Small Cap Portfolio, Equity Portfolio, and Bond Portfolio were completely redeemed on March 22, 2000, therefore, there were no investments held in the portfolio.

The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF ASSETS & LIABILITIES


                                      Small Cap     Equity       Bond
                                      Portfolio   Portfolio   Portfolio
                                      ----------  ----------  ----------
MARCH 22, 2000 (DATE OF LIQUIDATION)

ASSETS:
Cash . . . . . . . . . . . . . . . .  $    1,358  $    2,556  $    3,561
Dividends receivable . . . . . . . .          11         262          --
Receivable from investment advisor
  (Note 3) . . . . . . . . . . . . .      10,313       8,386       5,500
                                      ----------  ----------  ----------

TOTAL ASSETS . . . . . . . . . . . .      11,682      11,204       9,061
                                      ----------  ----------  ----------


LIABILITIES:

Accrued Directors' fees (Note 3) . .       3,843       3,843       3,773
Audit fee payable. . . . . . . . . .       7,088       5,260       3,304
Custodian fee payable. . . . . . . .         520         589         125
Other payables and accrued expenses.         231       1,512       1,859
                                      ----------  ----------  ----------

TOTAL LIABILITIES. . . . . . . . . .      11,682      11,204       9,061
                                      ----------  ----------  ----------

NET ASSETS . . . . . . . . . . . . .  $        0  $        0  $        0
                                      ==========  ==========  ==========


NET ASSET VALUE PER SHARE. . . . . .  $        0  $        0  $        0
                                      ==========  ==========  ==========





The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENT OF OPERATIONS


                                           Small Cap     Equity        Bond
                                           Portfolio    Portfolio    Portfolio
                                          -----------  -----------  -----------

FOR THE PERIOD JANUARY 1, 2000 TO
MARCH 22, 2000 (DATE OF LIQUIDATION)

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . .  $      433   $      150   $    1,689
Dividends. . . . . . . . . . . . . . . .         215          467           --
                                          -----------  -----------  -----------

Total Investment Income. . . . . . . . .         648          617        1,689
                                          -----------  -----------  -----------


EXPENSES:

Management fees (Note 3) . . . . . . . .         336          524          161
Directors' fees (Note 3) . . . . . . . .       2,241        2,241        2,171
Audit fee. . . . . . . . . . . . . . . .       7,175        5,350        3,391
Custodian fee. . . . . . . . . . . . . .       1,023          806           --
Miscellaneous. . . . . . . . . . . . . .         282          282          213
                                          -----------  -----------  -----------

Total Expenses . . . . . . . . . . . . .      11,057        9,203        5,936

Less Reduction of Expenses (Note 3). . .     (10,649)      (8,568)      (5,661)
                                          -----------  -----------  -----------

Net Expenses . . . . . . . . . . . . . .         408          635          275
                                          -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS) . . . . . .         240          (18)       1,414
                                          -----------  -----------  -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments.      (2,890)      27,103       (1,566)
Net change in unrealized appreciation
   (depreciation) on investments . . . .      10,742      (33,534)       2,690
                                          -----------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS. . . . . .       7,852       (6,431)       1,124
                                          -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . .  $    8,092   $   (6,449)  $    2,538
                                          ===========  ===========  ===========






The  accompanying  notes  are  an  integral  part  of  the financial statements.




STATEMENTS OF CHANGES IN NET ASSETS

                                           SMALL CAP PORTFOLIO                           EQUITY PORTFOLIO           BOND PORTFOLIO
                                          ---------------------                          ------------------       ----------------

                                                 FOR THE              FOR THE            FOR THE         FOR THE     FOR THE
                                                 PERIOD                 YEAR              PERIOD          YEAR        PERIOD
                                                1/1/00 TO              ENDED            1/1/00 TO        ENDED         1/1/00 TO
                                                3/22/00*              12/31/99           3/22/00*       12/31/99     3/22/00*
                                          ---------------------  ------------------  ----------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss) . . . . . .  $                240   $           1,501              ($18)  $    1,183   $   1,414
Net realized gain (loss) on investments.                (2,890)                 28            27,103       30,489      (1,566)
Net change in unrealized appreciation
   (depreciation) on investments . . . .                10,742              10,468           (33,534)      42,489       2,690
                                          ---------------------  ------------------  ----------------  -----------  ----------

Net increase (decrease)
   From operations . . . . . . . . . . .                 8,092              11,997            (6,449)      74,161       2,538
                                          ---------------------  ------------------  ----------------  -----------  ----------

DISTRIBUTIONS TO
 SHAREHOLDERS (NOTE 2) :

From net investment income . . . . . . .                (1,690)               (537)          (12,633)      (3,732)     (9,070)
From net realized gains on
    investments. . . . . . . . . . . . .                   (30)             (1,570)          (39,331)     (43,084)         --
                                          ---------------------  ------------------  ----------------  -----------  ----------
Total distributions to shareholders. . .                (1,720)             (2,107)          (51,964)     (46,816)     (9,070)
                                          ---------------------  ------------------  ----------------  -----------  ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 6) . . . . . . . .              (157,566)              2,107          (187,442)      46,816    (140,080)
                                          ---------------------  ------------------  ----------------  -----------  ----------

Net increase (decrease) in net assets. .              (151,194)             11,997          (245,855)      74,161    (146,612)
                                          ---------------------  ------------------  ----------------  -----------  ----------


NET ASSETS:

Beginning of period. . . . . . . . . . .               151,194             139,197           245,855      171,694     146,612
                                          ---------------------  ------------------  ----------------  -----------  ----------

END OF PERIOD. . . . . . . . . . . . . .  $                  0   $         151,194   $             0   $  245,855   $       0
                                          =====================  ==================  ================  ===========  ==========
Including undistributed net investment
   income of . . . . . . . . . . . . . .  $                  0   $           1,499   $             0   $     (934)  $       0



STATEMENTS OF CHANGES IN NET ASSETS




                                           FOR THE
                                             YEAR
                                             ENDED
                                           12/31/99
                                          ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss) . . . . . .  $   7,607
Net realized gain (loss) on investments.         --
Net change in unrealized appreciation
   (depreciation) on investments . . . .    (12,578)
                                          ----------

Net increase (decrease)
   From operations . . . . . . . . . . .     (4,971)
                                          ----------

DISTRIBUTIONS TO
 SHAREHOLDERS (NOTE 2) :

From net investment income . . . . . . .     (7,373)
From net realized gains on
    investments. . . . . . . . . . . . .        (15)
                                          ----------
Total distributions to shareholders. . .     (7,388)
                                          ----------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 6) . . . . . . . .      7,388
                                          ----------

Net increase (decrease) in net assets. .     (4,971)
                                          ----------


NET ASSETS:

Beginning of period. . . . . . . . . . .    151,583
                                          ----------

END OF PERIOD. . . . . . . . . . . . . .  $ 146,612
                                          ==========
Including undistributed net investment
   income of . . . . . . . . . . . . . .  $   7,605




*  Date  of  liquidation.

The  accompanying  notes  are  an  integral  part  of  the financial statements.





FINANCIAL HIGHLIGHTS


                                           SMALL CAP PORTFOLIO

                                                 FOR THE          FOR THE     FOR THE       FOR THE       FOR THE
                                                 PERIOD             YEAR        YEAR          YEAR         PERIOD
                                                 1/1/00 TO         ENDED       ENDED         ENDED    11/1/96 1 TO
                                                3/22/00+          12/31/99    12/31/98      12/31/97      12/31/96
                                          ---------------------  ----------  ----------  --------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $               8.96   $    8.37   $   12.13   $       10.72   $   10.00
                                          ---------------------  ----------  ----------  --------------  ----------

Income from investment operations:
Net investment income (loss)*. . . . . .                  0.01        0.09        0.03           (0.03)       0.01
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .                  0.47        0.63       (1.67)           1.45        0.71
                                          ---------------------  ----------  ----------  --------------  ----------
Total from investment operations . . . .                  0.48        0.72       (1.64)           1.42        0.72
                                          ---------------------  ----------  ----------  --------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . .                 (0.10)      (0.03)         --           (0.01)         --
From net realized gain on investments. .                    --       (0.10)      (2.12)             --          --
Redemption of capital. . . . . . . . . .                 (9.34)         --          --              --          --
                                          ---------------------  ----------  ----------  --------------  ----------
Total distributions to shareholders. . .                 (9.44)      (0.13)      (2.12)          (0.01)         --
                                          ---------------------  ----------  ----------  --------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . .  $                  0   $    8.96   $    8.37   $       12.13   $   10.72
                                          =====================  ==========  ==========  ==============  ==========

Total return 2 . . . . . . . . . . . . .                  5.40%       8.60%    (11.18)%          13.23%       7.20%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .                1.20%3        1.20%       1.20%           1.20%     1.20%3
    Net investment income (loss)*. . . .                0.70%3        1.06%       0.33%         (0.23%)     0.55%3
Portfolio turnover . . . . . . . . . . .                    27%         75%        155%             72%          9%

NET ASSETS - END OF PERIOD . . . . . . .  $                  0   $ 151,195   $ 139,197   $     156,798   $ 138,374
                                          =====================  ==========  ==========  ==============  ==========




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $    (0.43)  $ (0.83)  $ (0.71)  $  (1.36)  $   (0.01)
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     32.10%3     12.12%     9.04%     12.53%     2.50%3
   Net investment income (loss).   (30.20%)3    (9.86)%   (7.51)%   (11.56%)   (0.75%)3




1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.
+  Date  of  liquidation.

The  accompanying  notes  are  an  integral  part  of  the financial statements.





FINANCIAL HIGHLIGHTS - continued

                                           EQUITY PORTFOLIO

                                               FOR THE             FOR THE         FOR THE       FOR THE       FOR THE
                                                PERIOD               YEAR            YEAR          YEAR         PERIOD
                                               1/1/00 TO            ENDED           ENDED           ENDED      11/1/96 1 TO
                                               3/22/00+            12/31/99        12/31/98      12/31/97      12/31/96
                                          ------------------  ------------------  ----------  --------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $           13.84   $           12.19   $   12.78   $       10.56   $   10.00
                                          ------------------  ------------------  ----------  --------------  ----------

Income from investment operations:
Net investment income* . . . . . . . . .                 --                0.10        0.12            0.05        0.05
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .              (0.38)               4.88        0.13            2.22        0.51
                                          ------------------  ------------------  ----------  --------------  ----------
Total from investment operations . . . .              (0.38)               4.98        0.25            2.27        0.56
                                          ------------------  ------------------  ----------  --------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . .              (0.72)              (0.27)      (0.05)          (0.05)         --
From net realized gain on investments. .              (2.25)              (3.06)      (0.79)             --          --
Redemption of capital. . . . . . . . . .             (10.49)                 --          --              --          --
                                          ------------------  ------------------  ----------  --------------  ----------
Total distribution to shareholders . . .             (13.46)              (3.33)      (0.84)          (0.05)         --
                                          ------------------  ------------------  ----------  --------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . .  $               0   $           13.84   $   12.19   $       12.78   $   10.56
                                          ==================  ==================  ==========  ==============  ==========

Total return2. . . . . . . . . . . . . .             (2.70)%              43.26%       3.69%          21.46%       5.60%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .             1.20%3                1.20%       1.20%           1.20%     1.20%3
    Net investment income *. . . . . . .           (0.03)%3                0.57%       0.98%           0.41%     2.84%3
Portfolio turnover . . . . . . . . . . .                 30%                 96%         68%             50%         29%

NET ASSETS - END OF PERIOD . . . . . . .  $               0   $         245,855   $ 171,694   $     165,489   $ 136,267
                                          ==================  ==================  ==========  ==============  ==========




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $  (1.92)  $ (1.11)  $  (0.74)  $  (1.27)  $  0.03
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     17.15%     8.21%     8.46 %     12.44%   2.50%3
   Net investment income (loss).   (15.98)%   (6.44)%   (6.28 )%   (10.83)%   1.54%3




1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.

+  Date  of  liquidation.

The  accompanying  notes  are  an  integral  part  of  the financial statements.




FINANCIAL HIGHLIGHTS - continued

                                           BOND PORTFOLIO

                                              FOR THE        FOR THE     FOR THE       FOR THE       FOR THE
                                               PERIOD          YEAR        YEAR          YEAR         PERIOD
                                             1/1/00 TO        ENDED       ENDED         ENDED      11/1/96 1 TO
                                              3/22/00+       12/31/99    12/31/98      12/31/97      12/31/96
                                          ----------------  ----------  ----------  --------------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $         10.42   $   11.35   $   10.85   $        9.94   $   10.00
                                          ----------------  ----------  ----------  --------------  ----------

Income from investment operations:
Net investment income* . . . . . . . . .             0.10        0.54        0.55            0.54        0.06
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .             0.09       (0.92)       0.49            0.43       (0.12)
                                          ----------------  ----------  ----------  --------------  ----------
Total from investment operations . . . .             0.19       (0.38)       1.04            0.97       (0.06)
                                          ----------------  ----------  ----------  --------------  ----------

Less distributions to shareholders:
From net investment income . . . . . . .            (0.65)      (0.55)      (0.54)          (0.06)         --
From net realized gain on investments. .               --       (0.00)         --              --          --
Redemption of capital. . . . . . . . . .            (9.96)         --          --              --          --
                                          ----------------  ----------  ----------  --------------  ----------
Total distribution to shareholders . . .           (10.61)      (0.55)      (0.54)          (0.06)         --
                                          ----------------  ----------  ----------  --------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . .  $             0   $   10.42   $   11.35   $       10.85   $    9.94
                                          ================  ==========  ==========  ==============  ==========

Total return2. . . . . . . . . . . . . .             1.78%     (3.34)%       9.65%           9.81%     (0.60)%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .           0.85%3        0.85%       0.85%           0.85%     0.85%3
    Net investment income *. . . . . . .           4.28%3        5.13%       5.09%           5.29%     3.92%3
Portfolio turnover . . . . . . . . . . .                0%         10%         11%              0%          0%

NET ASSETS - END OF PERIOD . . . . . . .  $             0   $ 146,612   $ 151,583   $     138,242   $ 125,875
                                          ================  ==========  ==========  ==============  ==========




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $    (0.30)  $ (0.42)  $ (0.33)  $ (0.83)  $  0.04
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     17.96%3      9.99%     9.01%    14.27%   2.50%3
   Net investment income (loss).   (12.83)%3    (4.01)%   (3.07)%   (8.13)%   2.27%3




1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.

+  Date  of  liquidation.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.     ORGANIZATION
Small Cap Portfolio ("Small Cap Portfolio"), Equity Portfolio ("Equity Portfolio"), and Bond Portfolio ("Bond Portfolio") are no-load diversified portfolios (collectively the "Portfolios") of Exeter Insurance Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts.

The total authorized capital stock of the Fund consists of 300 million shares of common stock each having a par value of $0.01. As of March 22, 2000, the shares are currently classified into six classes of shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximated market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund.

FEDERAL  INCOME  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolios qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax have been made in the financial statements.

The Portfolios use the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Portfolios. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a

Notes  to  Financial  Statements
result, the Portfolios may periodically make reclassifications among their capital accounts without impacting the Portfolios' net asset value. Any such reclassifications are note reflected in the financial highlights.

FOREIGN  CURRENCY  TRANSLATION
The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses on foreign currency and other assets and liabilties attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated from gain/loss on investments.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which each Portfolio pays the Advisor a fee, computed daily and payable monthly, at an annual rate based upon the following percentages of average daily net assets: 1.00% for the Small Cap Portfolio and the Equity Portfolio and 0.50% for the Bond Portfolio.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Funds with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Portfolios in order to maintain total expenses for the Small Cap Portfolio, and the Equity Portfolio at no more than 1.20%, and for the Bond Portfolio at no more than 0.85% of average daily net assets each year.
Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $10,313 for the Small Cap Portfolio, $8,044 for the Equity Portfolio, and $5,500 for the Bond Portfolio for the period ended March 22, 2000.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

Notes  to  Financial  Statements

4.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of securities, other than short-term securities, for the period ended March 22, 2000 were as follows:



                       PURCHASES                            SALES
                     --------------                      ----------
PORTFOLIOS           OTHER ISSUERS   GOVERNMENT  OTHER ISSUERS   GOVERNMENT
-------------------  --------------  ----------  --------------  -----------

Small Cap Portfolio  $       23,923          --  $      145,818           --

Equity Portfolio. .          51,333          --         285,736           --

Bond Portfolio. . .              --          --              --  $   147,091






5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  capital  shares  of  Portfolios  were  as  follows:





                     FOR THE PERIOD               FOR THE YEAR
                    1/1/00 TO 3/22/00            ENDED 12/31/99
PORTFOLIOS               SHARES         AMOUNT     SHARES   AMOUNT
Small Cap Portfolio
Reinvested                  184       $   1,720       241   $ 2,107
Repurchased             (17,057)       (159,286)      --       --
                        --------     ----------    -----     -------
Net Change              (16,873)      $(157,566)      241   $ 2,107
                       ========       ==========    =====   =======

Equity Portfolio
Reinvested                4,954      $  51,965      3,686    $46,816
Repurchased             (22,722)      (239,407)       --         --
                        --------     ----------    -----     -------
Net Change              (17,768)     $(187,442)     3,686    $46,816
                        ========     ==========     =====    =======

Bond Portfolio
Reinvested                  911      $   9,070       707     $ 7,388
Repurchased             (14,975)      (149,150)      --         --
                        --------     ----------    -----     -------
Net Change              (14,064)     $(140,080)      707     $ 7,388
                        ========     ==========    =====     =======






6.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable domestic companies and the United States Government.

7.     FINANCIAL  INSTRUMENTS
The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on March 22, 2000.


8.     FUND  LIQUIDATION
Effective February 2, 2000, the Board of Directors approved the liquidation of the Series. On March 22, 2000, the Series repurchased all shares held based upon the Series' net asset value on that date. Cash was left in the Series to satisfy liabilities outstanding as of the date of complete liquidation. The ratios presented in the financial highlights table may not be representative of an actively traded fund.

Report  of  Independent  Accountants

To  the  Board  of  Directors  of  Exeter  Insurance  Fund,  Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the three portfolios (identified in Note 1) of the Exeter Insurance Fund, Inc., at March 22, 2000 and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers  LLP

Boston,  Massachusetts
June  9,  2000

Exeter  Insurance  Fund,  Inc.

Moderate  Growth  Portfolio
Growth  Portfolio
Maximum  Horizon  Portfolio

Semi-Annual  Report
June  30,  2000

Management  Discussion  and  Analysis  -  June  30,  2000  (unaudited)


DEAR  CONTRACT  OWNERS:

We have had a good first half of 2000, but we want to put those short-term investment results in the proper perspective. What is important is not this six-month period in isolation, or even the fact that it builds upon a strong year last year. What matters most is that we are showing the form that has distinguished us historically: the tougher the investment environment, the better we look. With that said, let's review this year's performance in more detail.

During the first quarter, long bond prices moved higher as investors fled from volatile tech stocks. A flight to quality, along with the announcement of a government buy-back program for long bonds, moved long yields lower even as the Federal Reserve raised short rates. The trend of declining long-term interest rates continued during the second quarter, as a string of economic releases indicated that growth may be moderating and possibly even slowing. When these releases were viewed together with releases for May showing that inflation was subdued, it appeared that growth has slowed, and the risk of inflation was low. This outlook has favored bonds, which have turned in solid returns so far this year.

Stocks in general have moved mostly sideways for the year so far. The NASDAQ, which includes many technology companies, was especially volatile. Technology stock performance is still the key story in the media. The recent acute volatility in the tech industry argues in favor of our position of steering clear of overvalued tech stocks. We select the equities in these portfolios to specifically avoid excess valuations. Every investor may have to endure some market volatility, but investing in a clearly overvalued sector is foolish.

Looking forward, we see a stock market that could be in for an extended rough phase, given the level of valuations and the length of the preceding run-up. Similarly, given that value and growth investment styles tend to take turns cycling in and out of favor, history suggests that value is due for a sustained run. Although we are not true value managers, our approach places a great deal of emphasis on stock valuations.

So what does all this mean for investors in our variable annuity? For investors in the Moderate Growth and Growth Portfolios, we have been able to avoid the recent intense periods of market ups and downs and have still fared well. These portfolios have also benefited from the biggest moneymaker in the markets this year to date - the rally in bonds. The Maximum Horizon Portfolio is more volatile than the others and contains a much smaller bond position due to its more aggressive investment objective, but it still had solid returns for the first half of the year. And, in an environment in which the dangers of momentum investing are becoming increasingly clear, we have given all three portfolios a sound basis in value.

Finally, we want to inform you of a couple changes in the variable annuity. First, we changed the name of the variable annuity and its underlying fund earlier this year, so they are now under the Exeter name, matching our mutual fund. Second, we have reduced the menu of investment options by removing the portfolios dedicated to specific asset classes. We have found over the years that most investors have chosen an objectives-based strategy using a mix of stocks and bonds, and therefore we are now focusing our resources on the three objectives-based portfolios.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  June  30,  2000  (unaudited)

Moderate  Growth  Portfolio

                                 Total  Return
Through     Growth  of  $10,000                 Average
06/30/00     Investment          Cumulative     Annual

One  Year     $10,362              3.62%         3.62%
Inception  1  $13,269             32.69%         8.02%


Lehman  Brothers  Intermediate  Bond  Index  2

                                  Total  Return
Through     Growth  of  $10,000                  Average
06/30/00     Investment           Cumulative     Annual

One  Year     $10,423              4.23%         4.23%
Inception  1  $12,202             22.02%         5.58%


30-70  Blended  Index  3

                                Total  Return
Through     Growth  of  $10,000                Average
06/30/00     Investment         Cumulative     Annual

One  Year     $10,536             5.36%         5.36%
Inception  1  $14,681            46.81%        11.04%


[graphic]
[line  chart]

Data  for  line  chart  to  follow:



                                      Lehman Brothers
Date        Moderate Growth Portfolio  Intermediate Bond index  30-70 Blended Index
11/01/96    10,000                           10,000              10,000
12/31/96    10,110                           10,067              10,211
12/31/97    11,397                           10,859              11,764
12/31/98    12,109                           11,775              13,501
12/31/99    12,601                           11,821              14,360
06/30/00    13,269                           12,202              14,681



[graphic]
[pie  chart]

Portfolio  Composition  -  Moderate  Growth  Portfolio  -  As  of  6/30/00

Stocks  -  33.33%
Bonds  -  61.60%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 5.07%


1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolios' performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,340 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3 The 30-70 Blended Index is 30% S&P 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index (see note 2 above). The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter Market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  June  30,  2000  (unaudited)

Growth  Portfolio

                                  Total  Return
Through     Growth  of  $10,000                  Average
06/30/00     Investment           Cumulative     Annual

One  Year     $10,809               8.09%        8.09%
Inception  1  $15,035              50.35%       11.77%


Lehman  Brothers  Intermediate  Bond  Index  2

                                  Total  Return
Through     Growth  of  $10,000                  Average
06/30/00     Investment           Cumulative     Annual

One  Year     $10,423                4.23%        4.23%
Inception  1  $12,202               22.02%        5.58%



50-50  Blended  Index  3

                                 Total  Return
Through     Growth  of  $10,000                 Average
06/30/00     Investment          Cumulative     Annual

One  Year     $10,618              6.18%         6.18%
Inception  1  $16,642             66.42%        14.91%


[graphic]
[line  chart]

Data  for  line  chart  to  follow:



                               Lehman Brothers
Date        Growth Portfolio  Intermediate Bond Index  50-50 Blended Index
11/01/96     10,000                10,000                10,000
12/31/96     10,250                10,067                10,311
12/31/97     12,221                10,859                12,495
12/31/98     12,474                10,844                14,874
12/31/99     14,062                11,821                16,332
06/30/00     15,035                12,202                16,642





[graphic]
[pie  chart]

Portfolio  Composition  -  Growth  Portfolio  -  As  of  6/30/00

Stocks  -  41.93%
Bonds  -  50.66%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 7.41%



1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolios' performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,340 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3 The 50-50 Blended Index is 50% S&P 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter Market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 5,630 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Performance  Update  as  of  June  30,  2000  (unaudited)

Maximum  Horizon  Portfolio

                                 Total  Return
Through     Growth  of  $10,000                 Average
06/30/00     Investment          Cumulative     Annual

One  Year     $11,412             14.12%         14.12%
Inception  1  $19,091             90.91%         19.29%


Standard  &  Poor's  (S&P)  500  Total  Return  Index  2

                                Total  Return
Through     Growth  of  $10,000                Average
06/30/00     Investment         Cumulative     Annual

One  Year     $10,724               7.24%       7.24%
Inception  1  $21,785             117.85%      23.74%



[graphic]
[line  chart]

Data  for  line  chart  to  follow:



           Maximum Horizon    Standard & Poor's
Date        Portfolio        500 Total Return Index
11/01/96  10,000              10,000
12/31/96  10,440              10,542
12/31/97  12,913              14,057
12/31/98  13,418              18,076
12/31/99  18,017              21,879
06/30/00  19,091              21,785




[graphic]
[pie  chart]

Portfolio  Composition-  Maximum  Horizon  Portfolio  -  As  of  6/30/00

Stocks  -  78.36%
Bonds  -  18.42%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 3.22%


1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolios' performance is historical and may not be indicative of future results.

3 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Investment  Portfolio  -  June  30,  2000  (unaudited)




                                                               VALUE
MODERATE GROWTH PORTFOLIO                            SHARES  (NOTE 2)
---------------------------------------------------  ------  ---------
COMMON STOCK - 33.33%
APPAREL - 1.41%
Adidas-Salomon AG (Germany) (Note 7). . . . . . . .      75  $  4,155
                                                             ---------

BUSINESS SERVICES - 0.78%
National Data Corp. . . . . . . . . . . . . . . . .     100     2,300
                                                             ---------

CHEMICAL & ALLIED PRODUCTS - 3.67%
Eastman Chemical Co . . . . . . . . . . . . . . . .     150     7,163
Sigma-Aldrich Corp. . . . . . . . . . . . . . . . .     125     3,656
                                                             ---------
                                                               10,819
                                                             ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 1.12%
Parametric Technology . . . . . . . . . . . . . . .     300     3,300
                                                             ---------

CRUDE PETROLEUM & NATURAL GAS - 5.45%
Gulf Canada Resources Ltd. - ADR * (Note7). . . . .   1,500     7,219
Halliburton Co. . . . . . . . . . . . . . . . . . .      75     3,539
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)     175     5,287
                                                             ---------
                                                               16,045
                                                             ---------

ELECTRIC, GAS AND SANITARY SERVICES - 2.75%
Cinergy Corp. . . . . . . . . . . . . . . . . . . .      50     1,272
Conectiv, Inc.. . . . . . . . . . . . . . . . . . .     100     1,556
FirstEnergy Corp. . . . . . . . . . . . . . . . . .      75     1,753
PPL Corp. . . . . . . . . . . . . . . . . . . . . .      75     1,645
Potomac Electric Power Co.. . . . . . . . . . . . .      75     1,875
                                                             ---------
                                                                8,101
                                                             ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.50%
Raytheon Co.- Class A . . . . . . . . . . . . . . .      75     1,458
                                                             ---------

FABRICATED METAL PRODUCTS - 0.84%
Lockheed Martin Corp. . . . . . . . . . . . . . . .     100     2,481
                                                             ---------

FOOD & KINDRED PRODUCTS - 5.50%
Diageo plc - ADR (Note 7) . . . . . . . . . . . . .     100     3,557
H.J. Heinz Co.. . . . . . . . . . . . . . . . . . .     175     7,656
Unilever plc - ADR (Note 7) . . . . . . . . . . . .     199     5,000
                                                             ---------
                                                               16,213
                                                             ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 3.37%
Baker Hughes, Inc.. . . . . . . . . . . . . . . . .     150     4,800
Compaq Computer Corp. . . . . . . . . . . . . . . .     200     5,113
                                                             ---------
                                                                9,913
                                                             ---------

INVESTORS - 0.89%
Reed International plc - ADR (Note 7) . . . . . . .      75     2,625
                                                             ---------

PRIMARY METAL INDUSTRY - 0.63%
Phelps Dodge Corp.. . . . . . . . . . . . . . . . .      50     1,859
                                                             ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 2.02%
Eastman Kodak Co. . . . . . . . . . . . . . . . . .     100     5,950
                                                             ---------

TELECOMMUNICATION SERVICES - 0.83%
Telecomunicacoes Brasileiras S.A. (Telebras) -
  ADR PFD (Note 7). . . . . . . . . . . . . . . . .      25     2,450
                                                             ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2000  (unaudited)



                                                     PRINCIPAL
                                                      AMOUNT/      VALUE
MODERATE GROWTH PORTFOLIO (continued)                  SHARES    (NOTE 2)
---------------------------------------------------  ----------  ---------
TRANSPORTATION - 3.57%
   EQUIPMENT - 0.56%
   Northrup Grumman Corp. . . . . . . . . . . . . .          25  $  1,656
                                                                 ---------

   RAILROAD - 3.01%
   Burlington Northern Santa Fe Corp. . . . . . . .         100     2,294
   Canadian National Railway Co. - ADR (Note 7) . .         225     6,567
                                                                 ---------
                                                                     8,861
                                                                 ---------
                                                                    10,517
                                                                 ---------

TOTAL COMMON STOCK
(Identified Cost $94,393) . . . . . . . . . . . . .                 98,186
                                                                 ---------

U.S. TREASURY SECURITIES - 34.00%

U.S. TREASURY BONDS - 5.91%
U.S. Treasury Bond, 6.875%, 8/15/2025
  (Identified Cost $16,716) . . . . . . . . . . . .  $   16,000    17,395
                                                                 ---------

U.S. TREASURY NOTES - 28.09%
U.S. Treasury Note, 5.875%, 9/30/2002 . . . . . . .       5,000     4,942
U.S. Treasury Note, 5.500%, 3/31/2003 . . . . . . .      44,000    43,010
U.S. Treasury Note, 6.000%, 8/15/2004 . . . . . . .      30,000    29,719
U.S. Treasury Note, 6.500%, 10/15/2006. . . . . . .       5,000     5,056
                                                                 ---------

TOTAL U.S. TREASURY NOTES
    (Identified Cost $83,652) . . . . . . . . . . .                 82,727
                                                                 ---------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $100,368). . . . . . . . . . . . .                100,122
                                                                 ---------

U.S. GOVERNMENT AGENCIES - 27.60%
Federal Home Loan Bank Note, 6.75%,
   5/01/2002 . . . . . . . . . . . . . . . . . . . .     20,000     19,945
Federal Home Loan Mortgage Corporation Note, 5.50%
   5/15/2002 . . . . . . . . . . . . . . . . . . . .     30,000     29,270
Federal National Mortgage Association Note, 5.75%,
   4/15/2003 . . . . . . . . . . . . . . . . . . . .     10,000      9,690
Federal National Mortgage Association Bond, 6.25%,
   5/15/2029                                             25,000     22,382
                                                                 ---------


TOTAL U.S. GOVERNMENT AGENCIES

(Identified Cost $82,403) . . . . . . . . . . . . .                 81,287
                                                                 ---------

SHORT-TERM INVESTMENTS - 2.36%
Dreyfus Treasury Cash Management Fund
    (Identified Cost $6,961). . . . . . . . . . . .       6,961     6,961
                                                                 ---------

TOTAL INVESTMENTS - 97.29%
(Identified Cost $284,125). . . . . . . . . . . . .                286,556

LIABILITIES, LESS OTHER ASSETS - 2.71%. . . . . . .                  7,978
                                                                 ---------

NET ASSETS - 100% . . . . . . . . . . . . . . . . .             $  294,534
                                                                ==========






*Non-income  producing  security

FEDERAL  TAX  INFORMATION:

At June 30, 2000, the net unrealized appreciation based on identified cost for Federal income tax purposes of $284,125 was as follows:


Unrealized appreciation          $12,869
Unrealized depreciation          (10,438)
                                 --------


UNREALIZED APPRECIATION - NET     $ 2,431
                                  =======


The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2000  (unaudited)



                                                          VALUE
GROWTH PORTFOLIO                                 SHARES  (NOTE 2)
-----------------------------------------------  ------  ---------
COMMON STOCK - 41.93%
APPAREL - 1.78%
Adidas-Salomon AG (Germany) (Note 7). . . . . .     300  $ 16,622
                                                         ---------

CHEMICAL & ALLIED PRODUCTS - 5.33%
Eastman Chemical Co.. . . . . . . . . . . . . .     675    32,231
Sigma-Aldrich Corp. . . . . . . . . . . . . . .     600    17,550
                                                         ---------
                                                           49,781
                                                         ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 2.71%
Parametric Technology Corp. . . . . . . . . . .   2,300    25,300
                                                         ---------

CRUDE PETROLEUM & NATURAL GAS - 6.89%
Gulf Canada Resources Ltd. - ADR* (Note 7). . .   4,775    22,980
Halliburton Co. . . . . . . . . . . . . . . . .     350    16,516
Petroleo Brasileiro S.A. (Petrobras) -
   ADR (Note 7) . . . . . . . . . . . . . . . .     825    24,924
                                                         ---------
                                                           64,420
                                                         ---------

ELECTRIC, GAS, AND SANITARY SERVICES - 2.44%
Cinergy Corp. . . . . . . . . . . . . . . . . .     175     4,451
Conectiv, Inc.. . . . . . . . . . . . . . . . .     275     4,280
FirstEnergy Corp. . . . . . . . . . . . . . . .     200     4,675
PPL Corp. . . . . . . . . . . . . . . . . . . .     200     4,387
Potomac Electric Power Co.. . . . . . . . . . .     200     5,000
                                                         ---------
                                                           22,793
                                                         ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.62%
Raytheon Co. - Class A. . . . . . . . . . . . .     300     5,831
                                                         ---------

FABRICATED METAL INDUSTRIES - 1.00%
Lockheed Martin Corp. . . . . . . . . . . . . .     375     9,305
                                                         ---------

FOOD & KINDRED PRODUCTS - 6.65%
Diageo plc - ADR (Note 7) . . . . . . . . . . .     400    14,225
H.J. Heinz Co.. . . . . . . . . . . . . . . . .     500    21,875
Unilever plc - ADR (Note 7) . . . . . . . . . .   1,037    26,055
                                                         ---------
                                                           62,155
                                                         ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 3.54%
Baker Hughes, Inc.. . . . . . . . . . . . . . .     675    21,600
Compaq Computer Corp. . . . . . . . . . . . . .     450    11,503
                                                         ---------
                                                           33,103
                                                         ---------

INVESTORS - 0.75%
Reed International plc - ADR (note 7) . . . . .     200     7,000
                                                         ---------

PAPER & ALLIED PRODUCTS - 0.62%
Aracruz Celulose SA - ADR (Note 7). . . . . . .     300     5,794
                                                         ---------

PRIMARY METAL INDUSTRY - 0.70%
Phelps Dodge Corp . . . . . . . . . . . . . . .     175     6,508
                                                         ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 3.18%
Eastman Kodak Co. . . . . . . . . . . . . . . .     500    29,750
                                                         ---------

TELECOMMUNICATION SERVICES - 1.20%
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR  PFD (Note 7) . . . . . . . . . . . . .     115    11,184
                                                         ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2000  (unaudited)




                                                                             VALUE
GROWTH PORTFOLIO (continued)                                 SHARES        (NOTE 2)
-----------------------------------------------------  ------------------  ---------
TRANSPORTATION  - 4.52%
   EQUIPMENT - 1.06%
   Northrup Grumman Corp. . . . . . . . . . . . . . .                 150  $  9,937
                                                                           ---------

   RAILROAD - 3.46%
   Burlington Northern Santa Fe Corp. . . . . . . . .                 550    12,616
   Canadian National Railway Co. - ADR (Note 7) . . .                 675    19,701
                                                                           ---------
                                                                              32,317
                                                                           ---------
                                                                              42,254
                                                                           ---------

TOTAL COMMON STOCK
(Identified Cost $352,794). . . . . . . . . . . . . .                        391,800
                                                                           ---------

U.S. TREASURY SECURITIES - 33.04%

   U.S. TREASURY BONDS - 18.82%
   U.S. Treasury Bond, 6.50%, 11/15/2026. . . . . . .  $           35,000    36,509
   U.S. Treasury Bond, 5.50%, 8/15/2028 . . . . . . .             152,000   139,413
                                                                           ---------

   TOTAL U.S. TREASURY BONDS
   (Identified Cost $170,599) . . . . . . . . . . . .                        175,922
                                                                           ---------

   U.S. TREASURY NOTES - 14.22%
   U.S. Treasury Note, 4.25%, 11/15/2003. . . . . . .              45,000    42,216
   U.S. Treasury Note, 6.00%, 8/15/2004 . . . . . . .              15,000    14,859
   U.S. Treasury Note, 5.875%, 11/15/2004 . . . . . .              25,000    24,625
   U.S. Treasury Note, 6.75%, 5/15/2005 . . . . . . .              50,000    51,172
                                                                           ---------

  TOTAL U.S. TREASURY NOTES
   (Identified Cost $133,717) . . . . . . . . . . . .                        132,872
                                                                           ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $304,316) . . . . . . . . . . . .                        308,794
                                                                           ---------

U.S GOVERNMENT AGENCIES - 17.62%
Federal National Mortgage Association Note,
   5.375%, 3/15/2002 . . . . . . . . . . . . . . . . .             30,000     29,272
Federal Home Loan Bank Note, 5.28%, 1/6/2004. . . . .              70,000     66,216
Federal Home Loan Mortgage Corp. Note,
   6.625%, 9/15/2009  . . . . . . . . . . . . . . . . .            30,000     28,932
Federal National Mortgage Association Bond,
   6.25%, 5/15/2029  . . . . . . . . . . . . . . . . . .           45,000     40,289
                                                                           ---------

TOTAL U.S. GOVERNMENT AGENCIES
      (Identified Cost $164,671). . . . . . . . . . .                        164,709
                                                                           ---------

SHORT-TERM INVESTMENTS - 4.98%
Federal National Mortgage Association Discount Note,
       7/11/2000 . . . . . . . . . . . . . . . . . . .             25,000    24,964
Dreyfus Treasury Cash Management Fund . . . . . . . .              21,591    21,591
                                                                           ---------

TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $46,547). . . . . . . . . . . . . .                         46,555
                                                                           ---------

TOTAL INVESTMENTS - 97.57%
   (Identified Cost $868,328) . . . . . . . . . . . .                        911,858

OTHER ASSETS, LESS LIABILITIES - 2.43%. . . . . . . .                         22,696
                                                                           ---------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . .                   $     934,554
                                                                        =============




*Non-income  producing  security

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2000  (unaudited)

Federal  Tax  Information:

At June 30, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $868,328 was as follows:


Unrealized appreciation          $62,460

Unrealized depreciation          (18,930)
                                 --------

UNREALIZED APPRECIATION - NET     $43,530
                                  =======



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2000  (unaudited)



                                                              VALUE
MAXIMUM HORIZON PORTFOLIO                            SHARES  (NOTE 2)
---------------------------------------------------  ------  ---------
COMMON STOCK - 78.36%
APPAREL - 2.64%
Adidas Solomon AG (Germany) (Note 7). . . . . . . .     125  $  6,926
                                                             ---------

CHEMICAL & ALLIED PRODUCTS - 12.96%
   BIOLOGICAL PRODUCTS - 4.99%
   FMC Corp.. . . . . . . . . . . . . . . . . . . .     100     5,800
   Sigma-Aldrich Corp.. . . . . . . . . . . . . . .     250     7,312
                                                             ---------
                                                               13,112
                                                             ---------
   MISCELLANEOUS - 7.97%
   Eastman Chemical Co. . . . . . . . . . . . . . .     150     7,163
   Gillette Co. . . . . . . . . . . . . . . . . . .     150     5,241
   Proctor & Gamble Co. . . . . . . . . . . . . . .      75     4,294
   Sherwin-Williams Co. . . . . . . . . . . . . . .     200     4,237
                                                             ---------
                                                               20,935
                                                             ---------
                                                               34,047
                                                             ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 3.77%
Parametric Technology Corp. . . . . . . . . . . . .     900     9,900
                                                             ---------

CRUDE PETROLEUM & NATURAL GAS - 6.51%
Gulf Canada Resources Ltd. - ADR* (Note 7). . . . .   1,000     4,812
Halliburton Co. . . . . . . . . . . . . . . . . . .     100     4,719
Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)     250     7,553
                                                             ---------
                                                               17,084
                                                             ---------

ELECTRIC, GAS, AND SANITARY SERVICES- 4.24%
Cinergy Corp. . . . . . . . . . . . . . . . . . . .     100     2,544
Conectiv, Inc . . . . . . . . . . . . . . . . . . .     100     1,556
FirstEnergy Corp. . . . . . . . . . . . . . . . . .     100     2,337
PPL Corp. . . . . . . . . . . . . . . . . . . . . .     100     2,194
POTOMAC ELECTRIC POWER CO.. . . . . . . . . . . . .     100     2,500
                                                             ---------
                                                               11,131
                                                             ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.74%
Raytheon Co. - Class A. . . . . . . . . . . . . . .     100     1,944
                                                             ---------

FABRICATED METAL INDUSTRIES - 1.42%
Lockheed Martin Corp. . . . . . . . . . . . . . . .     150     3,722
                                                             ---------

FOOD & KINDRED PRODUCTS - 7.59%
Diageo plc - ADR (Note 7) . . . . . . . . . . . . .     150     5,334
H.J. Heinz Co.. . . . . . . . . . . . . . . . . . .     200     8,750
Unilever plc - ADR (Note 7) . . . . . . . . . . . .     233     5,854
                                                             ---------
                                                               19,938
                                                             ---------

INDUSTRIAL & COMMERCIAL  MACHINERY - 8.63%
Baker Hughes, Inc.. . . . . . . . . . . . . . . . .     200     6,400
Compaq Computer Corp. . . . . . . . . . . . . . . .     200     5,112
Diebold, Inc. . . . . . . . . . . . . . . . . . . .     400    11,150
                                                             ---------
                                                               22,662
                                                             ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2000  (unaudited)




                                                   SHARES/PRINCIPAL     VALUE
MAXIMUM HORIZON PORTFOLIO (continued)                   AMOUNT        (NOTE 2)
-------------------------------------------------  -----------------  ---------
INVESTORS - 2.00%
Reed International plc - ADR (Note 7) . . . . . .                150  $  5,250
                                                                      ---------

NATIONAL COMMERCIAL BANKS - 0.89%
Bank of New York Company, Inc.. . . . . . . . . .                 50     2,325
                                                                      ---------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.03%
MBNA Corp . . . . . . . . . . . . . . . . . . . .                100     2,712
                                                                      ---------

PAPER & ALLIED PRODUCTS - 8.00%
Aracruz Celulose S.A. - ADR (Note 7). . . . . . .                300     5,794
Fort James Corp.. . . . . . . . . . . . . . . . .                150     3,469
International Paper Co. . . . . . . . . . . . . .                250     7,453
Kimberly-Clark Corp.. . . . . . . . . . . . . . .                 75     4,303
                                                                      ---------
                                                                        21,019
                                                                      ---------

PRIMARY METAL INDUSTRIES - 3.61%
Phelps Dodge Corp.. . . . . . . . . . . . . . . .                100     3,719
Texas Industries, Inc.. . . . . . . . . . . . . .                200     5,775
                                                                      ---------
                                                                         9,494
                                                                      ---------

RUBBER & PLASTIC FOOTWEAR - 1.52%
NIKE, Inc., Class B . . . . . . . . . . . . . . .                100     3,981
                                                                      ---------

SOFTWARE - 1.46%
Computer Associates International, Inc. . . . . .                 75     3,839
                                                                      ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 3.40%
Eastman Kodak Co. . . . . . . . . . . . . . . . .                150     8,925
                                                                      ---------

TELECOMMUNICATION SERVICES - 0.93%
Telecomunicacoes Brasileiras S.A. (Telebras) -
  ADR PFD (Note 7). . . . . . . . . . . . . . . .                 25     2,450
                                                                      ---------

TRANSPORTATION - 7.02%
     EQUIPMENT - 3.20%
     B.F. Goodrich Co.. . . . . . . . . . . . . .                150     5,109
     Northrup Grumman Corp. . . . . . . . . . . .                 50     3,313
                                                                      ---------
                                                                         8,422
                                                                      ---------

     RAILROAD - 3.82%
     Burlington Northern Santa Fe Corp. . . . . .                150     3,441
     Canadian National Railway Co. - ADR (Note 7)                150     4,378
     Kansas City Southern Industries, Inc.. . . .                 25     2,217
                                                                      ---------
                                                                        10,036
                                                                      ---------
                                                                        18,458
                                                                      ---------

TOTAL COMMON STOCK
(Identified Cost $209,142). . . . . . . . . . . .                      205,807
                                                                      ---------

U.S. TREASURY SECURITIES- 18.42%
U.S. Treasury Bond, 6.50%, 11/15/2026 . . . . . .  $          20,000    20,863
U.S. Treasury Bond, 5.50% 08/15/2028. . . . . . .             30,000    27,516
                                                                      ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $47,828). . . . . . . . . . .                       48,379
                                                                      ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2000  (unaudited)





                                                   VALUE
MAXIMUM HORIZON PORTFOLIO (continued)    SHARES   (NOTE 2)
--------------------------------------  --------  ---------
SHORT-TERM INVESTMENTS - 0.58%
Dreyfus Treasury Cash Management Fund
   (Identified Cost $1,511). . . . . .     1,511  $  1,511
                                                  ---------

TOTAL INVESTMENTS - 97.36%
(Identified Cost $258,481) . . . . . .             255,697

OTHER ASSETS, LESS LIABILTIES - 2.64%.               6,940
                                                  --------

NET ASSETS - 100%. . . . . . . . . . .            $262,637
                                                  =========




*Non-income  producing  security

FEDERAL  TAX  INFORMATION:

At June 30, 2000 the net unrealized depreciation based on identified cost for federal income tax purposes of $258,481 was as follows:

Unrealized appreciation           $18,394
Unrealized depreciation           (21,178)
                                  --------
UNREALIZED DEPRECIATION - NET     ($2,784)
                                  ========


The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)



JUNE 30, 2000
                                       EXETER INSURANCE FUND, INC.
                                       ----------------------------
                                                 Moderate                          Maximum
                                                  Growth               Growth      Horizon
                                                Portfolio            Portfolio    Portfolio
                                       ----------------------------  ----------  -----------


ASSETS:
Investments in securities (Note 2):
     At identified cost . . . . . . .  $                    284,125  $  868,328  $  258,481
                                       ============================  ==========  ===========
     At value . . . . . . . . . . . .  $                    286,556  $  911,858  $  255,697
Cash. . . . . . . . . . . . . . . . .                            --          --         118
Foreign currency at value . . . . . .                            49         195          --
Dividends receivable. . . . . . . . .                           333       1,079         468
Interest receivable . . . . . . . . .                         2,618       7,956         860
Receivable for securities sold. . . .                            --      12,095          --
Receivable from investment advisor
  (Note 3). . . . . . . . . . . . . .                        17,731      15,056      18,090
                                       ----------------------------  ----------  -----------

TOTAL ASSETS. . . . . . . . . . . . .                       307,287     948,239     275,233
                                       ----------------------------  ----------  -----------


LIABILITIES:

Accrued directors' fees (Note 3). . .                         5,431       5,431       5,431
Accrued fund accounting fees (Note 3)                         3,556       3,549       3,638
Audit fee payable . . . . . . . . . .                         2,814       2,792       2,815
Custodian fee payable . . . . . . . .                           373       1,634         602
Payable for fund shares repurchased .                            --         215          --
Other payables and accrued expenses .                           579          64         110
                                       ----------------------------  ----------  -----------

TOTAL LIABILITIES . . . . . . . . . .                        12,753      13,685      12,596
                                       ----------------------------  ----------  -----------

NET ASSETS. . . . . . . . . . . . . .  $                    294,534  $  934,554  $  262,637
                                       ============================  ==========  ===========

NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . .  $                        269  $      695  $      200
Additional paid-in-capital. . . . . .                       269,553     840,753     204,441
Undistributed net investment income .                        11,662      26,628       3,973
Accumulated net realized gain
     on investments . . . . . . . . .                        10,617      22,940      56,803
Net unrealized appreciation
    (depreciation) on investments . .                         2,433      43,538      (2,780)
                                       ----------------------------  ----------  -----------

TOTAL NET ASSETS. . . . . . . . . . .  $                    294,534  $  934,554  $  262,637
                                       ============================  ==========  ===========

SHARES OUTSTANDING. . . . . . . . . .                        26,944      69,546      19,960
                                       ============================  ==========  ===========

NET ASSET VALUE PER SHARE . . . . . .  $                      10.93  $    13.44  $    13.16
                                       ============================  ==========  ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)




                                           EXETER INSURANCE FUND, INC.
                                          -----------------------------
                                                    Moderate                           Maximum
                                                     Growth                Growth       Horizon
                                                    Portfolio             Portfolio    Portfolio
                                          -----------------------------  -----------  -----------

FOR THE SIX MONTHS ENDED JUNE 30, 2000

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . .  $                      5,627   $   13,975   $    1,549
Dividends. . . . . . . . . . . . . . . .                         1,291        4,832        2,212
                                          -----------------------------  -----------  -----------

Total Investment Income. . . . . . . . .                         6,918       18,807        3,761
                                          -----------------------------  -----------  -----------


EXPENSES:

Management fees (Note 3) . . . . . . . .                         1,424        3,967        1,207
Directors' fees (Note 3) . . . . . . . .                         3,829        3,829        3,829
Fund accounting fees (Note 3). . . . . .                        11,673       11,673       11,673
Audit fee. . . . . . . . . . . . . . . .                         3,159        3,159        3,159
Custodian fee. . . . . . . . . . . . . .                           399          746          497
Miscellaneous. . . . . . . . . . . . . .                           380          408          377
                                          -----------------------------  -----------  -----------

Total Expenses . . . . . . . . . . . . .                        20,864       23,782       20,742

Less Reduction of Expenses (Note 3). . .                       (19,157)     (19,025)     (19,296)
                                          -----------------------------  -----------  -----------

Net Expenses . . . . . . . . . . . . . .                         1,707        4,757        1,446
                                          -----------------------------  -----------  -----------

NET INVESTMENT INCOME. . . . . . . . . .                         5,211       14,050        2,315
                                          -----------------------------  -----------  -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments.                         8,835       13,958       25,242
Net change in unrealized appreciation
   (depreciation) on investments . . . .                           854       36,176      (13,888)
                                          -----------------------------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS. . . . . .                         9,689       50,134       11,354
                                          -----------------------------  -----------  -----------

NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . .  $                     14,900   $   64,184   $   13,669
                                          =============================  ===========  ===========






The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                          EXETER INSURANCE FUND, INC.
                                         -----------------------------

                                                MODERATE GROWTH
                                                   PORTFOLIO                                      GROWTH PORTFOLIO
                                         -----------------------------                          ------------------
                                                    FOR THE                  FOR THE          FOR THE
                                                  SIX MONTHS                 FOR THE        SIX MONTHS     FOR THE
                                                     ENDED                     YEAR            ENDED         YEAR
                                                    6/30/00                   ENDED           6/30/00       ENDED
                                                  (UNAUDITED)                12/31/99        (UNAUDITED)  12/31/99
                                         -----------------------------  ------------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:

Net investment income . . . . . . . . .  $                      5,211   $           6,452   $    14,050  $    12,578
Net realized gain on investments. . . .                         8,835               2,747        13,958       17,950
Net change in unrealized appreciation
  (depreciation) on investments . . . .                           854               1,975        36,176       29,127
                                         -----------------------------  ------------------  -----------  ------------

Net increase (decrease)
 From operations. . . . . . . . . . . .                        14,900              11,174        64,184       59,655
                                         -----------------------------  ------------------  -----------  ------------

DISTRIBUTIONS TO
SHAREHOLDERS:

From net investment income. . . . . . .                            --              (4,809)           --      (14,451)
From net realized gain on investments .                            --              (9,435)           --      (17,687)
                                         -----------------------------  ------------------  -----------  ------------
Total distributions to shareholders . .                            --             (14,244)           --      (32,138)
                                         -----------------------------  ------------------  -----------  ------------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase (decrease) from capital
 share transactions (Note 6). . . . . .                        (5,874)            135,254       345,322     (117,226)
                                         -----------------------------  ------------------  -----------  ------------

Net increase (decrease) in net assets .                         9,026             132,184       409,506      (89,709)


NET ASSETS:

Beginning of period . . . . . . . . . .                       285,508             153,324       525,048      614,757
                                         -----------------------------  ------------------  -----------  ------------

END OF PERIOD . . . . . . . . . . . . .  $                    294,534   $         285,508   $   934,554  $   525,048
                                         =============================  ==================  ===========  ============
Including undistributed net investment
   income of. . . . . . . . . . . . . .  $                     11,662   $           6,451   $    26,628  $    12,578








                                                MAXIMUM HORIZON
                                                 PORTFOLIO
                                           -----------------------
                                          SIX MONTHS     FOR THE
                                            ENDED       SIX MONTHS
                                           6/30/00        ENDED
                                          (UNAUDITED)   12/31/99
                                         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:

Net investment income . . . . . . . . .  $     2,315   $     3,115
Net realized gain on investments. . . .       25,242        32,683
Net change in unrealized appreciation
  (depreciation) on investments . . . .      (13,888)       22,426
                                         ------------  ------------

Net increase (decrease)
 From operations. . . . . . . . . . . .       13,669        58,224
                                         ------------  ------------

DISTRIBUTIONS TO
SHAREHOLDERS:

From net investment income. . . . . . .           --        (3,525)
From net realized gain on investments .           --       (24,534)
                                         ------------  ------------
Total distributions to shareholders . .           --       (28,059)
                                         ------------  ------------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase (decrease) from capital
 share transactions (Note 6). . . . . .       20,725        28,059
                                         ------------  ------------

Net increase (decrease) in net assets .       34,394        58,224


NET ASSETS:

Beginning of period . . . . . . . . . .      228,243       170,019
                                         ------------  ------------

END OF PERIOD . . . . . . . . . . . . .  $   262,637   $   228,243
                                         ============  ============
Including undistributed net investment
   income of. . . . . . . . . . . . . .  $     3,973   $     1,658



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS




                                           EXETER INSURANCE FUND, INC.
                                          -----------------------------

                                            Moderate Growth Portfolio
                                          -----------------------------
                                                     FOR THE
                                                   SIX MONTHS             FOR THE     FOR THE     FOR THE       FOR THE
                                                      ENDED                 YEAR        YEAR        YEAR         PERIOD
                                                     6/30/00               ENDED       ENDED       ENDED      11/1/96 1 TO
                                                   (UNAUDITED)             12/31/99   12/31/98    12/31/97    12/31/96
                                          -----------------------------  ----------  ----------  ----------  -----------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $                      10.38   $   10.95   $   11.33   $   10.11   $       10.00
                                          -----------------------------  ----------  ----------  ----------  --------------

Income from investment operations:
Net investment income* . . . . . . . . .                          0.20        0.24        0.35        0.36            0.07
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .                          0.35        0.21        0.29        0.93            0.04
                                          -----------------------------  ----------  ----------  ----------  --------------
Total from investment operations . . . .                          0.55        0.45        0.64        1.29            0.11
                                          -----------------------------  ----------  ----------  ----------  --------------

Less distributions to shareholders:
From net investment income . . . . . . .                            --       (0.34)      (0.36)      (0.07)             --
From net realized gain on investments. .                            --       (0.68)      (0.66)         --              --
                                          -----------------------------  ----------  ----------  ----------  --------------
Total distributions to shareholders. . .                            --       (1.02)      (1.02)      (0.07)             --
                                          -----------------------------  ----------  ----------  ----------  --------------

NET ASSET VALUE - END OF PERIOD. . . . .  $                      10.93   $   10.38   $   10.95   $   11.33   $       10.11
                                          =============================  ==========  ==========  ==========  ==============

Total return 2 . . . . . . . . . . . . .                          5.30%       4.06%       6.25%      12.73%           1.10%

Ratios to average net
assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . .                        1.20%3        1.20%       1.20%       1.20%         1.20%3
    Net investment income *. . . . . . .                        3.66%3        3.62%       3.25%       3.35%         4.08%3
Portfolio turnover . . . . . . . . . . .                            26%        109%         69%         53%              0%

NET ASSETS - END OF PERIOD . . . . . . .  $                    294,534   $ 285,508   $ 153,324   $ 144,386   $     128,104
                                          =============================  ==========  ==========  ==========  ==============




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $   (0.53)  $ (0.28)  $ (0.52)  $ (1.02)  $  0.04
Ratios (to average net assets):
   Expenses. . . . . . . . . . .    14.64%3      9.20%     9.34%    14.16%   2.50%3
   Net investment income (loss).   (9.78)%3    (4.38)%   (4.89)%   (9.61)%   2.78%3





1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund



The  accompanying  notes  are  an  integral  part  of  the financial statements.






                                           EXETER INSURANCE FUND, INC.
                                          -----------------------------

                                                Growth Portfolio
                                          -----------------------------
                                                     FOR THE
                                                   SIX MONTHS             FOR THE     FOR THE     FOR THE       FOR THE
                                                      ENDED                 YEAR        YEAR        YEAR         PERIOD
                                                     6/30/00               ENDED       ENDED       ENDED      11/1/96 1 TO
                                                    (UNAUDITED)           12/31/99   12/31/98    12/31/97    12/31/96
                                          -----------------------------  ----------  ----------  ----------   ----------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $                      12.57   $   11.90   $   12.17   $   10.25   $       10.00
                                          -----------------------------  ----------  ----------  ----------  --------------

Income from investment operations:
Net investment income* . . . . . . . . .                          0.08        0.39        0.20        0.17            0.05
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .                          0.79        1.10       0.014        1.80            0.20
                                          -----------------------------  ----------  ----------  ----------  --------------
Total from investment operations . . . .                          0.87        1.49        0.21        1.97            0.25
                                          -----------------------------  ----------  ----------  ----------  --------------

Less distributions to shareholders:
From net investment income . . . . . . .                            --       (0.37)      (0.09)      (0.05)             --
From net realized gain on investments. .                            --       (0.45)      (0.39)         --              --
                                          -----------------------------  ----------  ----------  ----------  --------------
Total distributions to shareholders. . .                            --       (0.82)      (0.48)      (0.05)             --
                                          -----------------------------  ----------  ----------  ----------  --------------

NET ASSET VALUE - END OF PERIOD. . . . .  $                      13.44   $   12.57   $   11.90   $   12.17   $       10.25
                                          =============================  ==========  ==========  ==========  ==============

Total return 2 . . . . . . . . . . . . .                          6.92%      12.74%       2.07%      19.23%           2.50%

Ratios to average net
assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . .                        1.20%3        1.20%       1.20%       1.20%         1.20%3
    Net investment income *. . . . . . .                        3.54%3        2.45%       2.47%       2.42%         3.11%3
Portfolio turnover . . . . . . . . . . .                            37%         82%        138%         90%              3%

NET ASSETS - END OF PERIOD . . . . . . .  $                    934,554   $ 525,048   $ 614,757   $ 318,228   $     129,874
                                          =============================  ==========  ==========  ==========  ==============




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $   (0.03)  $ (0.07)  $0.03   $ (0.51)  $  0.03
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     5.99%3      4.11%   3.30%    10.98%   2.50%3
   Net investment income (loss).   (1.25)%3    (0.46)%   0.37%   (7.36)%   1.81%3





1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund

The  accompanying  notes  are  an  integral  part  of  the financial statements.






                                           EXETER INSURANCE FUND, INC.
                                          -----------------------------

                                            MAXIMUM HORIZON PORTFOLIO
                                          -----------------------------
                                                     FOR THE
                                                   SIX MONTHS             FOR THE     FOR THE     FOR THE       FOR THE
                                                      ENDED                 YEAR        YEAR        YEAR         PERIOD
                                                    06/30/00               ENDED       ENDED       ENDED      11/1/96 1 TO
                                                   (UNAUDITED)            12/31/99    12/31/98    12/31/97    12/31/96
                                          -----------------------------  ----------  ----------  ----------  -----------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD .  $                      12.42   $   10.66   $   12.89   $   10.44   $       10.00
                                          -----------------------------  ----------  ----------  ----------  --------------

Income from investment operations:
Net investment income (loss)*. . . . . .                          0.11        0.18        0.13        0.09            0.02
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . .                          0.63        3.34     (0.08)4        2.38            0.42
                                          -----------------------------  ----------  ----------  ----------  --------------
Total from investment operations . . . .                          0.74        3.52        0.05        2.47            0.44
                                          -----------------------------  ----------  ----------  ----------  --------------

Less distributions to shareholders:
From net investment income                                         ---       (0.22)      (0.16)      (0.02)             --
From net realized gain on investments                              ---       (1.54)      (2.12)         --              --
                                          -----------------------------  ----------  ----------  ----------  --------------
Total distributions to shareholders                                ---       (1.76)      (2.28)      (0.02)             --
                                          -----------------------------  ----------  ----------  ----------  --------------

NET ASSET VALUE - END OF PERIOD. . . . .  $                      13.16   $   12.42   $   10.66   $   12.89   $       10.44
                                          =============================  ==========  ==========  ==========  ==============

Total return 2 . . . . . . . . . . . . .                          5.96%      34.28%       3.91%      23.69%           4.40%

Ratios of expenses (to average net
   assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . .                        1.20%3        1.20%       1.20%       1.20%         1.20%3
    Net investment income (loss)*. . . .                        1.92%3        1.58%       1.08%       0.78%         1.43%3
Portfolio turnover . . . . . . . . . . .                            48%         89%        100%        120%              4%

NET ASSETS - END OF PERIOD . . . . . . .  $                    262,637   $ 228,243   $ 170,019   $ 163,538   $     132,216
                                          =============================  ==========  ==========  ==========  ==============




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income (loss) . .  $    (0.81)  $ (0.67)  $ (0.72)  $  (1.29)  $  0.00
Ratios (to average net assets):
   Expenses. . . . . . . . . . .     17.19%3      8.56%     8.43%     12.76%   2.50%3
   Net investment income (loss).   (14.07)%3    (5.78)%   (6.15)%   (10.78)%   0.13%3




1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio are no-load diversified portfolios (collectively the "Portfolios") of Exeter Insurance Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Fund are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Keyport Benefit Life Insurance Company.

The total authorized capital stock of the Fund consists of 300 million shares of common stock each having a par value of $0.01. As of June 30, 2000, the shares are currently classified into six classes of shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximated market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund.

FEDERAL  INCOME  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolios qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax have been made in the financial statements.

The Portfolios use the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Portfolios. Distributions are recorded on the ex-dividend date.

Notes  to  Financial  Statements  (unaudited)

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Portfolios may periodically make reclassifications among their capital accounts without impacting the Portfolios' net asset value. Any such reclassifications are not reflected in the financial highlights.

FOREIGN  CURRENCY  TRANSLATION
The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS
The Portfolios may purchase or sell forward foreign currency contracts in order to hedge portfolio positions or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

At June 30, 2000, the Portfolios had no open foreign currency exchange contracts.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which each Portfolio pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of each Portfolio's average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Funds with necessary office space and fund administration services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Portfolios in order to maintain total expenses for each of the Portfolios at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $17,733 for the Moderate Growth Portfolio, $15,058 for the Growth Portfolio, and $18,089 for the Maximum Horizon Portfolio for the six months ended June 30, 2000.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

Notes  to  Financial  Statements

Effective April 2000, the Advisor became the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Portfolio's daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Portfolio. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. under which BISYS will serve as sub-accounting services agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2000 were as follows:



                             PURCHASES                            SALES
                           --------------                       -----------
PORTFOLIOS                 OTHER ISSUERS   GOVERNMENT   OTHER ISSUERS   GOVERNMENT
-------------------------  --------------  -----------  --------------  -----------
Moderate Growth Portfolio  $       16,524  $    53,224  $       41,391  $    35,113
Growth Portfolio. . . . .         196,698      386,107         148,895      128,944
Maximum Horizon Portfolio          98,354       37,241          95,272       10,013






5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  capital  shares  of  Portfolios  were  as  follows:




                           FOR THE SIX MONTHS                        FOR THE YEAR
                              ENDED 6/30/00                         ENDED 12/31/99
                           -------------------                      ----------------
PORTFOLIOS                       SHARES              AMOUNT        SHARES     AMOUNT
-------------------------  -------------------  ----------------  --------  ----------
MODERATE GROWTH PORTFOLIO
Sold. . . . . . . . . . .                  --                --    12,125   $ 121,010
Reinvested. . . . .                        --                --     1,370      14,244
Repurchased . . . .                      (558)  $        (5,874)       --          --
                           -------------------  ----------------  --------  ----------
Net change. . . . . . . .                (558)  $        (5,874)   13,495   $ 135,254
                           ===================  ================  ========  ==========

GROWTH PORTFOLIO
Sold. . . . . . . . . . .              28,082   $       349,090     4,207   $  51,164
Reinvested. . . . .                        --                --     2,633      32,138
Repurchased . . . . . . .                (300)           (3,768)  (16,753)   (200,528)
                           -------------------  ----------------  --------  ----------
Net change. . . . . . . .              27,782   $       345,322    (9,913)  $(117,226)
                           ===================  ================  ========  ==========

MAXIMUM HORIZON PORTFOLIO
Sold. . . . . . . . . . .               1,587   $        20,740        --           --
Reinvested. . . . .                        --                --      2,431  $  28,059
Repurchased . . . . . . .                  (1)              (15)       --           --
                           -------------------  ----------------  --------  ----------
Net change. . . . . . . .               1,586   $        20,725     2,431   $  28,059
                           ===================  ================  ========  ==========



6.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable domestic companies and the United States Government.

7.     FINANCIAL  INSTRUMENTS
The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on June 30, 2000.

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